Business Combinations (Tables)	12 Months Ended
Jun. 30, 2023
Business Combinations [Abstract]
Schedule of Assets and Liabilities of Disposal of Subsidiaries	The fair value of consideration transferred and the effects on cash flows of the acquisitions of subsidiaries are as follows:
	ARB Synergy Group	Total
	RM	RM

Fair value consideration for the acquisitions	1	1
Less: Cash and cash equivalents of subsidiaries acquired	(1,296)	(1,296)
Cash (inflow)/outflow from acquisition of subsidiaries	(1,295)	(1,295)
The fair value of consideration transferred and the effects on cash flows of the acquisitions of subsidiaries are as follows:
	ARB	ARB	ARB
	WMS	Innovation	R1	Total
	RM	RM	RM	RM

Fair value consideration for the acquisitions	51,000	8,000,001	1	8,051,002
Less: Cash and cash equivalents of subsidiaries acquired	(100,000)	(1,000)	(1,101)	(102,101)
Cash (inflow)/outflow from acquisition of subsidiaries	(49,000)	7,999,001	(1,100)	7,948,901

Schedule of Fair Values of Identifiable Assets and Liabilities of Subsidiaries at Acquisition Date	The recognised provisional fair values of identifiable assets and liabilities of subsidiaries at acquisition date are as follows:
	ARB Synergy
	Group	Total
	RM	RM

Cash and bank balances	1,297	1,297
Other receivables	1,975	1,975
Other payables and accruals	(51,069)	(51,069)
Net assets	(47,797)	(47,797)
Non-controlling interests measured at fair value	-	-
Group’s share of net assets	(47,797)	(47,797)
Add: Goodwill on consolidation	47,798	47,798
Total fair value of consideration for the acquisitions	1	1
The recognized provisional fair values of identifiable assets and liabilities of subsidiaries at acquisition date are as follows:
	ARB	ARB	ARB
	WMS	Innovation	R1	Total
	RM	RM	RM	RM

Trade receivables	190,000	275,000	-	465,000
Cash and bank balances	100,000	1,000	1,101	102,101
Trade payables	-	(6,666)	-	(6,666)
Other payables and accruals	(4,368)	(2,034)	(2,826)	(9,228)
Net assets	285,632	267,300	(1,725)	551,207
Non-controlling interests measured at fair value	(139,960)	-	-	(139,960)
Group’s share of net assets	145,672	267,300	(1,725)	411,247
Less: Negative goodwill on consolidation recognised in consolidated statement of profit or loss	(94,672)	-	-	(94,672)
Add: Goodwill on consolidation	-	7,732,701	1,726	7,734,427
Total fair value of consideration for the acquisitions	51,000	8,000,001	1	8,051,002

Schedule of Revenue and Profit/(Loss)	ARB Synergy Group continued the following revenue and profit/(loss) to the Group’s consolidated statements of operations for the year 2023 since the date of acquisitions:
	ARB Synergy
	Group	Total
	RM	RM

Revenue	-	-
Loss before tax	(52,940)	(52,940)
Loss for the period	(52,940)	(52,940)
ARB WMS, ARB Innovation and ARB R1 contributed the following revenue and profit/(loss) to the Group’s consolidated statements of operations for the current period since the date of acquisitions:
	ARB	ARB	ARB
	WMS	Innovation	R1	Total
	RM	RM	RM	RM

Revenue	-	234,000,000	-	234,000,000
Loss before tax	(39,211)	(406,418)	(1,000)	(446,629)
Loss for the period	(74,668)	(406,418)	(1,000)	(482,086)

Schedule of Financial Statements	The effects on the Group’s financial statements are as follows:
	ARB Synergy
	Group	Total
	RM	RM

Cash proceed	1	1
Less: Cost of investment in subsidiaries	(1)	(1)
Gain on disposal of subsidiaries at subsidiaries’ company level	-	-
Pre-acquisition reserves recognized upon acquisition	(47,799)	(47,799)
Post-acquisition reserves recognized up to the date of disposal	54,764	54,764
	6,965	6,965
Realisation of foreign currency translation gain reclassified from reserve	(787)	(787)
Gain on disposal of subsidiaries at the Group level	6,178	6,178

Schedule of Assets and Liabilities of Disposal of Subsidiaries	The value of assets and liabilities of disposal of subsidiaries are as follows:
Other receivables, prepayments and deposits	7,639	7,639
Cash and bank balances	2,950	2,950
Other payables and accruals	(65,352)	(65,352)
	(54,763)	(54,763)
Realisation of foreign currency translation gain reclassified from reserve	787	787
	(53,976)	(53,976)
Add: Goodwill	47,799	47,799
	(6,177)	(6,177)
Gain on disposal of subsidiaries at the Group level	6,178	6,178
Net disposal proceeds	1	1
Cash and cash equivalents of subsidiaries disposed	(2,950)	(2,950)
Net cash outflow upon disposal of subsidiaries	(2,949)	(2,949)